Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Financial assets
Securities	$ 129,349	$ 121,310
Cash collateral on securities borrowed	6,628	3,664
Securities purchased under resale agreements	57,276	56,111
Loans
Residential mortgages	209,792	208,652
Credit card	12,605	12,755
Business and government	129,539	125,798
Derivative instruments	25,251	23,895
Customers' liability under acceptances	9,505	9,167
Deposits
Business and government		370
Bank	11,928	11,224
Secured borrowings	38,423	38,895
Derivative instruments	25,380	25,113
Obligations related to securities sold short	17,426	15,635
Obligations related to securities sold under repurchase agreements	57,140	51,801
Subordinated indebtedness	4,695	4,684
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	20,169	16,720
Securities	21,205	20,115
Cash collateral on securities borrowed	6,628	3,664
Securities purchased under resale agreements	51,720	50,913
Loans
Residential mortgages	209,560	208,381
Personal	42,410	43,098
Credit card	12,162	12,335
Business and government	107,163	103,885
Customers' liability under acceptances	9,505	9,167
Other assets	12,482	13,829
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	562	639
Securities	62,929	53,984
Securities purchased under resale agreements	5,556	5,198
Loans
Residential mortgages	18	60
Business and government	21,635	21,182
Derivative instruments	25,251	23,895
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	477	413
Financial assets at fair value through OCI [member]
Financial assets
Securities	44,738	46,798
Carrying value [member]
Financial assets
Cash and deposits with banks	20,731	17,359
Securities	129,349	121,310
Cash collateral on securities borrowed	6,628	3,664
Securities purchased under resale agreements	57,276	56,111
Loans
Residential mortgages	209,578	208,441
Personal	42,410	43,098
Credit card	12,162	12,335
Business and government	128,798	125,067
Derivative instruments	25,251	23,895
Customers' liability under acceptances	9,505	9,167
Other assets	12,482	13,829
Financial liabilities at amortised cost [member]
Deposits
Personal	180,061	176,340
Business and government	256,607	248,367
Bank	11,928	11,224
Secured borrowings	38,132	38,680
Acceptances	9,568	9,188
Cash collateral on securities lent	1,622	1,822
Obligations related to securities sold under repurchase agreements	57,140	51,801
Other liabilities	12,871	14,066
Subordinated indebtedness	4,695	4,684
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	25,380	25,113
Obligations related to securities sold short	17,426	15,635
Other liabilities	112	114
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	2,712	1,751
Business and government	8,168	9,135
Secured borrowings	291	215
Other liabilities	3	12
Carrying value [member]
Deposits
Personal	182,773	178,091
Business and government	264,775	257,502
Bank	11,928	11,224
Secured borrowings	38,423	38,895
Derivative instruments	25,380	25,113
Acceptances	9,568	9,188
Obligations related to securities sold short	17,426	15,635
Cash collateral on securities lent	1,622	1,822
Obligations related to securities sold under repurchase agreements	57,140	51,801
Other liabilities	12,986	14,192
Subordinated indebtedness	4,695	4,684
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	20,731	17,359
Securities	129,572	121,453
Cash collateral on securities borrowed	6,628	3,664
Securities purchased under resale agreements	57,276	56,111
Loans
Residential mortgages	210,004	208,693
Personal	42,438	43,120
Credit card	12,162	12,335
Business and government	128,892	125,160
Derivative instruments	25,251	23,895
Customers' liability under acceptances	9,505	9,167
Other assets	12,482	13,829
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	223	143
Loans
Residential mortgages	426	252
Personal	28	22
Business and government	94	93
Financial liabilities at fair value [member]
Deposits
Personal	182,759	178,046
Business and government	265,216	257,872
Bank	11,928	11,224
Secured borrowings	38,782	39,223
Derivative instruments	25,380	25,113
Acceptances	9,568	9,188
Obligations related to securities sold short	17,426	15,635
Cash collateral on securities lent	1,622	1,822
Obligations related to securities sold under repurchase agreements	57,140	51,801
Other liabilities	12,986	14,192
Subordinated indebtedness	4,979	4,925
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(14)	(45)
Business and government	441
Secured borrowings	359	328
Subordinated indebtedness	$ 284	$ 241